Discontinued Operation (Details) - Schedule of assets and liabilities - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Assets and Liabilities [Abstract]
Cash and cash equivalents	$ 1,268,235	$ 3,495,335
Accounts receivable, net	10,062	15,247
Prepayments and other assets	44,004	710,983
Property, equipment and software, net	29,051	55,433
Current assets held for sale-discontinued operation	1,351,352	4,276,998
Accrued expenses and other current liabilities	737,693	843,167
Tax (benefit) payable	(32,210)	32,338
Amount due to related party		12,126,724
Total liabilities held for sale-discontinued operation	$ 705,483	$ 13,002,229